Cover	12 Months Ended
Sep. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Ostin Technology Group Co., Ltd.
Entity Central Index Key	0001803407
Entity File Number	001-41362
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Sep. 26, 2019
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Building 2, 101
Entity Address, Address Line Two	1 Kechuang Road
Entity Address, Address Line Three	Qixia District
Entity Address, City or Town	Nanjing
Entity Address, Country	CN
Entity Address, Postal Zip Code	210046
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.025 per share
Trading Symbol	OST
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	149,098,000
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	700,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Tao Ling
Entity Address, Address Line One	Building 2, 101
Entity Address, Address Line Two	1 Kechuang Road
Entity Address, Address Line Three	Qixia District
Entity Address, City or Town	Nanjing
Entity Address, Country	CN
Entity Address, Postal Zip Code	210046
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	(25) 58595234